Basis of Presentation and Significant Accounting Policies - Schedule of License Minimum Annual Fee (Details) (10K) - Minimum Royalties per Calendar Year	Dec. 31, 2016 USD ($)
2010
2011
2012	2,500
2013	5,000	[1]
2014	7,500	[2]
2015	10,000	[3]
2016 and each calendar year thereafter	$ 25,000	[4]

[1]	Paid February 2014
[2]	Paid February 2015
[3]	Paid February 2016
[4]	No longer owed due to termination of license agreement effective December 31, 2016